EQUITY - Treasury shares (Details) ₺ in Thousands, $ in Thousands				12 Months Ended
	Oct. 18, 2023 shares	Sep. 28, 2023 TRY (₺) shares	Sep. 28, 2023 USD ($) shares	Dec. 31, 2023 TRY (₺)	Sep. 28, 2023 USD ($)	Dec. 05, 2022 TRY (₺)	Dec. 05, 2022 USD ($)
Share capital
Acquisition of treasury shares from counterparty | ₺				₺ 48,023
Provision for settlement of legal proceedings | TurkCommerce B.V.
Share capital
Amount agreed to be contributed by counterparty		₺ 121,820			$ 3,975	₺ 121,820	$ 3,975
Provision for settlement of legal proceedings | Class B ordinary shares | TurkCommerce B.V.
Share capital
Treasury shares agreed to be purchased from counterparty		4,615,384	4,615,384
Acquisition of treasury shares from counterparty		₺ 169,843	$ 5,732
Treasury shares purchased from counterparty	4,615,384